DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits for purchases of property, plant and equipment	[1]	¥ 196,731	$ 28,335	¥ 177,010
Prepayment for investment (note 4)		0	0	100,600
Deposit for operating license in BPMC		102,876	14,817	0
Deposits, gross		299,607	43,152	277,610
Reserve for unrecoverable deposits		(30,860)	(4,444)	(26,552)
Deposits		¥ 268,747	$ 38,708	¥ 251,058

[1]	The amount represents interest-free non-refundable partial payments to suppliers of medical equipment to be delivered to Group’s customers. The remaining contractual obligations associated with these purchase contracts are approximately RMB119,787 and RMB81,664 (US$11,762) as at December 31, 2015 and 2016 respectively, which are included in the amount disclosed as purchase commitments in note 27.